Note 2 - Significant accounting policies (Detail) - Assets and Liabilities that are Measure at Fair Value (CAD)	Dec. 31, 2012	Dec. 31, 2011
Cash	44,148,562	1,556,253
Guaranteed Investment Certificates	2,636,956	7,627,881
Total	46,785,518	9,184,134
Warrants	3,994,449	205,044
Fair Value, Inputs, Level 1 [Member]
Cash	44,148,562	1,556,253
Guaranteed Investment Certificates	2,636,956	7,627,881
Total	46,785,518	9,184,134
Fair Value, Inputs, Level 3 [Member]
Warrants	3,994,449	205,044